SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2021
Offering Costs [Abstract]
Weighted average Class A Units outstanding, basic (in shares)			10,875,000	10,875,000	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)			$ (1.73)	$ (0.71)	$ (2.51)	$ (2.44)
Learn CW Investment Corporation | Class A Units
Offering Costs [Abstract]
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	$ (1,584,646)	$ 1,703,734	$ (2,917,669)	$ 3,986,709	$ 3,125,914	$ 7,913,192
Diluted weighted average shares outstanding (in shares)	9,338,422	23,000,000	9,338,422	23,000,000	23,000,000	23,000,000
Weighted average Class A Units outstanding, basic (in shares)	9,338,422	23,000,000	9,338,422	23,000,000	23,000,000	23,000,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Diluted net income/(loss) per ordinary share (in dollars per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Learn CW Investment Corporation | Class B Ordinary Shares
Offering Costs [Abstract]
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	$ (975,724)	$ 425,933	$ (1,796,513)	$ 996,677	$ 781,478	$ 1,978,298
Diluted weighted average shares outstanding (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average Class A Units outstanding, basic (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Diluted net income/(loss) per ordinary share (in dollars per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Initial Public Offering [Member] | Learn CW Investment Corporation
Offering Costs [Abstract]
Deferred Offering Costs	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13,157,186	$ 13,157,186